Prepaid Expenses and Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid expenses and other current assets	Prepaid expenses and other current assets consisted of the following:
	March 31, 2021	December 31, 2020

Insurance	$37,220	$33,569
Professional fees	2,500	—
Total	$39,720	$33,569

Prepaid expenses and other current assets consisted of the following:

	December 31, 2020	December 31, 2019
Insurance	$33,569	$100,061
Rent	-	908
Professional fees	-	17,500
Deposit	-	20,958
Other	-	7,638
Total	$33,569	$147,065